Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Customer Finance Reconciliation [Abstract]
Opening balance	kr 2,884	kr 3,931
Additions	29,732	6,100
Disposals/repayments	(28,032)	(6,200)
Revaluation	(804)	(1,073)
Translation difference	(24)	126
Closing balance	3,756	2,884
Of which non-current	kr 2,262	kr 1,180